Note 44 - Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Related Parties Abstract
Table of Remuneration of Key Management Personnel
	December 31, 2018	December 31, 2017
Fees	18,388	8,841
Total	18,388	8,841

Table of Transactions and Balances with Key Management Personnel
	Balances as of			Results
	December 31, 2018	December 31, 2017	January 1, 2017	December 31, 2018	December 31, 2017
Loans
Credit cards	2,907	3,595	3,514	984	678
Overdrafts	19	30	-	10	15
Consumer loans	-	15	-	-	10
Mortgage loans	1,316	2,017	-	289	275
Financial leases	-	-	158	-	1
Deposits
Checking account	8	18	6	-	-
Savings account	30,306	15,602	8,312	120	75
Time deposits	-	-	11,619	41	25

Table of Transactions and Balances with Parent Company Except Key Management Personnel
	Balances as of			Results
Parent	December 31, 2018	December 31, 2017	January 1, 2017	December 31, 2018	December 31, 2017
Cash and other demand deposits	259,503	628,607	451,589	-	-
Derivatives (Assets)	23,177	-	-	-	-
Other financial assets	310,034	-	-	-	-
Trading liabilities	315,396	-	-	-	-
Other liabilities	51,296	80,763	209,990	111,858	63,529
Derivatives (Liabilities)	51,198	-	-	100,273	-
Securities in custody	56,994,610	92,071,713	69,037,964	-	-
Derivative instruments (Notional amount)	5,172,413	-	-	-	-
Securities granted	593,593	437,626	232,689	2,182	1,278
Guarantees received	717,641	4,598	4,680	-	-

Table of Transactions and Balances with Associated Company Except Key Management Personnel
	Balances as of			Results
Associates	December 31, 2018	December 31, 2017	January 1, 2017	December 31, 2018	December 31, 2017
Cash and other demand deposits	70	112	15	-	-
Loans and advances	5,723,637	3,052,595	2,148,283	1,675,337	710,579
Debt securities at fair value through profit or loss	50,398	6,170	10,777	40,713	-
Derivatives (Assets)	-	1,097	5,699	-	1,223
Other financial assets	161,622	-	-	-	-
Deposits	149,338	53,899	47,875	35,992	160
Trading liabilities	223,833	-	-	-	-
Other financial liabilities	37,390	-	-	-	-
Other liabilities	-	4,612	750	4,320	7,106
Financing received	-	121,328	-	6,509	2,308
Derivatives (Liabilities)	381,998	17,756	1,061	758,798	3,574
Debt securities issued	115,263	140,816	54,794	40,312	7,573
Other operating income	-	-	-	18,270	10,184
Interest rate swaps (Notional amount)	2,364,460	4,004,089	2,003,368	-	-
Securities in custody	506,076	329,951	701,679	481	-
Guarantees received	284	-	-	-	-
Sureties granted	23,864	8,462	-	288	323